Note 22 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Trade payables due to related parties	[1]	$ 28,864	$ 624
Other trade payables		19,813	14,290
Sales tax payables			9
Employee withholding tax		325	24
VAT		7,361	809
Payroll tax	[2]	761	2,200
Total		$ 57,125	$ 17,957

[1]	See Note 26 for more information.
[2]	Includes accruals for social security costs related to share-based remuneration.